Bridge Builder Trust
c/o U.S. Bancorp Fund Services LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

September 28, 2015

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549

Re:	Bridge Builder Trust (the “Trust”) File Nos.: 333-187194 and 811-22811 Bridge Builder Bond Fund

Ladies and Gentlemen:

The Trust files herewith a definitive information statement on behalf of the Bridge Builder Bond Fund informing shareholders of a new investment sub-advisory agreement.

If you have any questions or comments regarding this filing, please do not hesitate to contact the undersigned at (626) 914-7363.

Very truly yours,

/s/ Elaine E. Richards

Elaine E. Richards
Secretary to the Trust

Enclosures